Great-West Variable Annuity Account A

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999


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GREAT-WEST VARIABLE ANNUITY ACCOUNT A
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STATEMENT OF ASSETS AND LIABILITIES
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JUNE 30, 2000
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UNAUDITED
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ASSETS:
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      Investments in securities, market value  (1)                                                     $            7,014,102
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      Cash                                                                                                            414,260
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      Dividends and interest receivable                                                                                19,825
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      Receivable for investments sold                                                                                  63,697
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             Total assets                                                                                           7,511,884
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LIABILITIES:
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      Due to Great-West Life & Annuity Insurance Company                                                               41,126
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      Redemptions payable                                                                                               2,137
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      Contract benefits payable (Note 2)                                                                               45,896
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             Total liabilities                                                                                         89,159
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NET ASSETS                                                                                             $            7,422,725
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NET ASSETS REPRESENTED BY:
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      Accumulation units - 572,919 units at $12.2486                                                   $            7,017,448
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      Reserves for annuities in course of payment                                                                     405,277
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NET ASSETS                                                                                             $            7,422,725
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SHARES OF CAPITAL STOCK OUTSTANDING:                                                                                  572,919
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(1)  Cost of investments in securities:                                                                $            7,281,266
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See notes to financial statements.
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GREAT-WEST VARIABLE ANNUITY ACCOUNT A
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STATEMENT OF OPERATIONS
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SIX MONTHS ENDED JUNE 30, 2000
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UNAUDITED
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INVESTMENT INCOME:
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      Interest                                                                                        $            16,419
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      Dividends                                                                                                    87,595
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      Total income                                                                                                104,014
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EXPENSES:
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      Administration                                                                                               10,722
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      Mortality risks                                                                                              14,497
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      Investment management and advisory services                                                                  17,472
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      Expense risks                                                                                                (4,327)
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      Total expenses                                                                                               38,364
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NET INVESTMENT INCOME                                                                                              65,650
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REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
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      Net realized gain on investments                                                                            474,731
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      Change in net unrealized depreciation on investments                                                       (666,907)
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      Net realized and unrealized loss on investments                                                            (192,176)
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NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $          (126,526)
--------------------------------------------------------------------------------------------------------==================
--------------------------------------------------------------------------------------------------------==================

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See notes to financial statements.
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GREAT-WEST VARIABLE ANNUITY ACCOUNT A
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STATEMENT OF CHANGES IN NET ASSETS
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SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
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                                                                                             2000                 1999
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                                                                                          UNAUDITED
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OPERATIONS:
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      Net investment income                                                          $           65,650   $           71,615
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      Net realized gain on investments                                                          474,731            1,577,058
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      Change in net unrealized appreciation (depreciation) on investments                      (666,907)          (1,435,350)
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      Net increase (decrease) in net assets resulting from operations                          (126,526)             213,323
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SHARE TRANSACTIONS:
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      Surrenders                                                                               (451,703)          (1,246,308)
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      Annuity payments                                                                          (74,408)            (145,991)
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      Death payments                                                                                                 (39,343)
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      Transfer in respect of mortality guarantees                                                     0                5,529
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      Net decrease in net assets resulting from share transactions                             (526,111)          (1,426,113)
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      Capital contribution from Great-West Life & Annuity Insurance Company                           0               52,222
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      Total decrease in net assets                                                             (652,637)          (1,160,568)
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NET ASSETS:
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      Beginning of period                                                                     8,075,362            9,235,930
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      End of period  (1)                                                             $        7,422,725   $        8,075,362
---------------------------------------------------------------------------------------=================----=================-------
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                                                                                                      0
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OTHER INFORMATION:
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SHARES:
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      Redeemed during the year:                                                                                            0
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      Surrender                                                                                 (39,527)            (101,487)
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      Death                                                                                                           (3,557)
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      Net decrease                                                                              (39,527)            (105,044)
---------------------------------------------------------------------------------------=================----=================-------
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See notes to financial statements.
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GREAT-WEST VARIABLE ANNUITY ACCOUNT A
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FINANCIAL HIGHLIGHTS
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Selected  data for an  accumulation  unit for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997,
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1996 and 1995 were as follows:
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                                            Six Months Ended  Year Ended December 31,
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                                            June 30, 2000      1999           1998           1997           1996           1995
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                                                     UNAUDITED
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Unit Value, Beginning of Period           $     12.4020  $      11.9530 $      10.6610  $      8.7670  $      7.5010  $      6.0700
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Income from Investment Operations
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Net investment income                            0.1315          0.1170         0.0840         0.1670         0.0530         0.0890
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Net realized and unrealized gain (loss)         (0.2849)         0.3320         1.2080         1.7270         1.2130         1.3420
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Total Income (Loss) From
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Investment Operations ^                         (0.1534)         0.4490         1.2920         1.8940         1.2660         1.4310
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Unit Value, End of Period                 $     12.2486  $      12.4020 $      11.9530  $     10.6610  $      8.7670  $      7.5010
--------------------------------------------============---=============--=============---============---============---============
--------------------------------------------============---=============--=============---============---============---============
                                                 0.0000
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Total Return                                     (1.24%)          3.76%         12.12%         20.27%         15.90%         23.56%
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Net Assets, End of Period                 $   7,422,725  $    8,075,362 $    9,235,930  $   8,473,159  $   7,739,861  $   6,990,140
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Ratio of Expense to
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Average Net Assets                                1.20% *         1.22%          1.03%          1.27%          1.25%          1.18%
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Ratio of Net Investment Income to
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Average Net Assets                                1.74% *         0.82%          0.77%          1.74%          1.89%          2.49%
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Portfolio Turnover Rate                          15.80%          76.26%         51.93%        151.40%         64.40%         62.20%
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^ Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units.
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   Dividends are not declared from income and capital gains are not distributed.
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*Annualized
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
GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
--------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

        Effective April 6, 1984, Great-West Life ceased issuing variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies, which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific identification.

        Dividend income is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

2.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        GWL&A provides administrative, investment management, and advisory services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services. Effective November 1, 1996, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, GW Capital Management, LLC, serves as investment advisor.

        Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

3.     PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $1,156,043 and $1,987,656, respectively. For the six months ended June 30, 2000, there were no purchases or sales of U.S. Government securities.

4.       ACCUMULATION UNIT VALUES

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      January 3, 1969            $         1.00000000           June 30, 1976            $         1.04254066
      March 28, 1969             $         1.07468400           September 30, 1976       $         1.02175714
      June 27, 1969              $         1.07583259           December 31, 1976        $         1.06312535
      September 30, 1969         $         1.04319336           March 31, 1977           $          .96668709
      December 31, 1969          $         1.05956294           June 30, 1977            $          .97779837
      March 31, 1970             $         1.05322327           September 30, 1977       $          .91543186
      June 30, 1970              $          .86337212           December 31, 1977        $          .91330430
      September 30, 1970         $          .98057690           March 31, 1978           $          .88025820
      December 31, 1970          $         1.08416020           June 30, 1978            $          .94981303
      March 31, 1971             $         1.28783953           September 30, 1978       $         1.02175412
      June 30, 1971              $         1.31417688           December 31, 1978        $          .94566769
      September 30, 1971         $         1.34600160           March 31, 1979           $         1.03700469
      December 31, 1971          $         1.40624309           June 30, 1979            $         1.03384794
      March 31, 1972             $         1.50937876           September 30, 1979       $         1.07966980
      June 30, 1972              $         1.46441659           December 31, 1979        $         1.09861144
      September 29, 1972         $         1.41141921           March 31, 1980           $         1.02778990
      December 31, 1972          $         1.43641768           June 30, 1980            $         1.15888482
      March 30, 1973             $         1.14518173           September 30, 1980       $         1.24125856
      June 29, 1973              $          .94975920           December 31, 1980        $         1.34937658
      September 28, 1973         $         1.12752636           March 31, 1981           $         1.34420316
      December 31, 1973          $          .98798465           June 30, 1981            $         1.31151501
      March 29, 1974             $          .92504974           September 30, 1981       $         1.21957549
      June 28, 1974              $          .84636772           December 31, 1981        $         1.34034823
      September 30, 1974         $          .69582357           March 31, 1982           $         1.22060069
      December 31, 1974          $          .76438983           June 30, 1982            $         1.21747890
      March 31, 1975             $          .85484991           September 30, 1982       $         1.32107048
      June 30, 1975              $          .94523691           December 31, 1982        $         1.54829628
      September 30, 1975         $          .86720026           March 31, 1983           $         1.72492408
      December 31, 1975          $          .89703274           June 30, 1983            $         1.88999803
      March 31, 1976             $         1.02654318           September 30, 1983       $         1.85391985

                                                                                                  (Continued)

4.       ACCUMULATION UNIT VALUES (Continued)

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      December 31, 1983          $         1.86959830           June 30, 1996            $         8.16277408
      March 31, 1984             $         1.77987261           September 30, 1996       $         8.36088935
      June 30, 1984              $         1.74123169           December 31, 1996        $         8.76699327
      September 30, 1984         $         1.89436321           March 31, 1997           $         9.10319430
      December 31, 1984          $         1.94021457           June 30, 1997            $         9.87479147
      March 31, 1985             $         2.11639231           September 30, 1997       $        10.11055595
      June 30, 1985              $         2.31593116           December 31, 1997        $        10.66148379
      September 30, 1985         $         2.17502453           March 31, 1998           $        10.99141808
      December 31, 1985          $         2.50415588           June 30, 1998            $        11.46520474
      March 31, 1986             $         2.92575544           September 30, 1998       $         9.63105524
      June 30, 1986              $         3.12894373           December 31, 1998        $        11.95317612
      September 30, 1986         $         2.79849885           March 31, 1999           $        12.29221948
      December 31, 1986          $         2.92996949           June 30, 1999            $        13.52815376
      March 31, 1987             $         3.45357315           September 30, 1999       $        12.49689723
      June 30, 1987              $         3.47692861           December 31, 1999        $        12.40218931
      September 30, 1987         $         3.58107036           March 31, 2000           $        12.53233074
      December 31, 1987          $         2.90927633           June 30, 2000            $        12.24858685
      March 31, 1988             $         3.03211290
      June 30, 1988              $         3.14170371
      September 30, 1988         $         3.19555027
      December 31, 1988          $         3.24632490
      March 31, 1989             $         3.40048089
      June 30, 1989              $         3.66057985
      September 30, 1989         $         4.03595925
      December 31, 1989          $         4.16667314
      March 31, 1990             $         4.10420565
      June 30, 1990              $         4.40575331
      September 30, 1990         $         3.95067300
      December 31, 1990          $         4.09586804
      March 31, 1991             $         4.67731834
      June 30, 1991              $         4.46997251
      September 30, 1991         $         4.70629835
      December 31, 1991          $         5.17489662
      March 31, 1992             $         5.00089395
      June 30, 1992              $         4.90045709
      September 30, 1992         $         4.94334533
      December 31, 1992          $         5.39680799
      March 31, 1993             $         5.70268053
      June 30, 1993              $         5.91443136
      September 30, 1993         $         6.20352631
      December 31, 1993          $         6.24551098
      March 31, 1994             $         6.07099873
      June 30, 1994              $         5.98373289
      September 30, 1994         $         6.21184797
      December 31, 1994          $         6.07070336
      March 31, 1995             $         6.43386353
      June 30, 1995              $         6.93539739
      September 30, 1995         $         7.34349110
      December 31, 1995          $         7.50058268
      March 31, 1996             $         7.97167430                                             (Concluded)


Variable Annuity Account

COMMON STOCK

AEROSPACE & DEFENSE --- 3.3%
      5,300 Lockheed Martin Corp                                         131,504
      3,200 Rockwell International Corp                                  100,800
                                                                        $232,304

BANKS --- 10.7%
      7,600 BancWest Corp                                                124,921
      4,040 Bank One Corp                                                107,310
      2,900 Bank of America Corp                                         124,700
      3,700 First Union Corp                                              91,804
      6,000 Huntington Bancshares Inc                                     94,872
      5,500 Regions Financial Corp                                       109,313
      4,300 SouthTrust Corp                                               97,288
                                                                        $750,208

BUILDING MATERIALS --- 2.1%
      3,500 Vulcan Materials Co                                          149,405
                                                                        $149,405

CHEMICALS --- 1.6%
      2,500 PPG Industries Inc                                           110,780
                                                                        $110,780

COMMUNICATIONS - EQUIP --- 2.1%
      4,300 Andrew Corp*                                                 144,317
                                                                        $144,317

COMPUTER HARDWARE & SYST --- 3.9%
      4,600 Compaq Computer Corp                                         117,585
      4,000 NCR Corp*                                                    155,748
                                                                        $273,333

COMPUTER SOFTWARE & SVCS --- 1.4%
      3,700 Equifax Inc                                                   97,125
                                                                         $97,125

ELECTRIC COMPANIES --- 4.4%
      4,300 Consolidated Edison Inc                                      127,388
      5,500 Constellation Energy Group                                   179,091
                                                                        $306,479

ELECTRONIC INSTR & EQUIP --- 1.6%
      5,700 Thomas & Betts Corp                                          109,013
                                                                        $109,013

FOOD & BEVERAGES --- 2.1%
      3,000 Hershey Foods Corp                                           145,500
                                                                        $145,500

GOLD, METALS & MINING --- 1.6%
      6,200 USX-US Steel Group                                           115,084
                                                                        $115,084

HEALTH CARE RELATED --- 2.1%
      2,500 Bristol-Myers Squibb Co                                      145,625
                                                                        $145,625

HEAVY TRUCKS & PARTS --- 1.3%
      4,400 Dana Corp                                                     93,223
                                                                         $93,223

HOUSEHOLD GOODS --- 3.4%
      2,900 Kimberly-Clark Corp                                          166,388
      4,500 Leggett & Platt Inc                                           74,250
                                                                        $240,638

INSURANCE RELATED --- 14.1%
      6,700 Allstate Corp                                                149,075
      4,300 Arthur J Gallagher & Co                                      180,600
      4,100 Hartford Financial Services Group Inc                        229,338
      3,800 Lincoln National Corp                                        137,275
      3,300 MGIC Investment Corp                                         150,150
      5,800 Torchmark Corp                                               143,185
                                                                        $989,623

LEISURE & ENTERTAINMENT --- 1.5%
      6,300 Brunswick Corp                                               104,341
                                                                        $104,341

MANUFACTURING --- 1.9%
      2,600 Johnson Controls Inc                                         133,411
                                                                        $133,411

OIL & GAS --- 16.6%
      2,800 Coastal Corp                                                 170,450
      2,112 Exxon Mobil Corp                                             165,792
      3,300 Halliburton Co                                               155,717
      4,600 Helmerich & Payne Inc                                        171,925
      4,600 NICOR Inc                                                    150,075
      2,100 Schlumberger Ltd                                             156,713
      5,600 Sunoco Inc                                                   164,847
        542 Transocean Sedco Forex Inc                                    28,963
                                                                      $1,164,482

PAPER & FOREST PRODUCTS --- 1.1%
      2,900 Willamette Industries Inc                                     79,025
                                                                         $79,025

PHARMACEUTICALS --- 5.3%
      2,400 Merck & Co Inc                                               183,900
      3,500 Watson Pharmaceuticals Inc*                                  188,125
                                                                        $372,025

POLLUTION CONTROL --- 1.2%
      4,500 Waste Management Inc                                          85,500
                                                                         $85,500

PRINTING & PUBLISHING --- 1.8%
      2,100 Gannett Co Inc                                               125,605
                                                                        $125,605

RESTAURANTS --- 1.8%
      4,400 Brinker International Inc*                                   128,700
                                                                        $128,700

RETAIL --- 3.8%
      7,700 Dillard's Inc Class A                                         94,325
      5,300 Sears Roebuck & Co                                           172,913
                                                                        $267,238

SPECIALIZED SERVICES --- 0.8%
      2,900 National Service Industries Inc                               56,550
                                                                         $56,550

TELEPHONE & TELECOMM --- 4.4%
      2,500 SBC Communications Inc                                       108,125
      4,300 WorldCom Inc*                                                197,263
                                                                        $305,388

TELEPHONE & TELECOMMUNICATIONS --- 1.8%
      2,500 Verizon Communications                                       127,030
                                                                        $127,030

TEXTILES --- 2.3%
      4,600 Liz Claiborne Inc                                            162,150
                                                                        $162,150

TOTAL COMMON STOCK --- 100.0%                                         $7,014,102
(Cost $7,281,266)

TOTAL VARIABLE ANNUITY ACCOUNT --- 100.0%                             $7,014,102
(Cost $7,281,266)